Employee Benefit Plans - Company's Projected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Retirement Plans [Member]
2014	$ 85,789
2015	86,449
2016	84,736
2017	87,218
2018	89,752
2019-2023	484,517
Retiree Health and Life Insurance Plans [Member]
2014	2,845
2015	3,014
2016	2,987
2017	2,885
2018	2,759
2019-2023	$ 10,858